Operating Lease Agreements	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Operating Lease Agreements
Operating lease agreements

At December 31, 2014, the Company was the lessee at 2,593 locations through ground leases (the Company leases the land and the Company or franchisee owns the building) and through improved leases (the Company leases land and buildings). Lease terms for most restaurants vary between 10 and 20 years and, in many cases, provide for rent escalations and renewal options, with certain leases providing purchase options. Escalations terms vary by reporting unit, with examples including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays a monthly rental based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. For most locations, the Company is obligated for the related occupancy costs including property taxes, insurance and maintenance. However, for franchised sites, the Company requires the franchisees to pay these costs. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

In March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. The Company was required to make a cash deposit of $5,325 as collateral for the obligations assumed under this agreement.

At December 31, 2014, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2015	$142,296	$7,711	$150,007
2016	128,904	6,640	135,544
2017	118,873	5,884	124,757
2018	104,247	3,013	107,260
2019	89,205	1,469	90,674
Thereafter	443,431	2,820	446,251
Total minimum payment	$1,026,956	$27,537	$1,054,493

The following table provides detail of rent expense for fiscal years 2014, 2013 and 2012:

	2014	2013	2012
Company-operated restaurants (i)	$151,724	$153,538	$140,014
Franchised restaurants (ii)	48,814	48,911	44,457
Total rent expense	$200,538	$202,449	$184,471

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income.

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2014, 2013 and 2012:

	2014	2013	2012
Minimum rentals	$131,463	$126,329	$117,006
Contingent rentals based on sales	69,075	76,120	67,465
Total rent expense	$200,538	$202,449	$184,471